December 27, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:         ING Mutual Funds (File Nos. 811-07428; 033-56094)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy cards for a Special Meeting of Shareholders (“Meeting”) of ING International Value Equity Fund, a series of ING Mutual Funds (the “Fund”).

At the Meeting, shareholders of the Fund will be asked to vote on a new sub-advisory agreement between the Fund’s investment adviser and ING Investment Management Co. LLC, the proposed sub-adviser to the Portfolio.

Should you have any questions, please contact William J. Bielefeld of Dechert LLP at 202-261-3386 or Kristen Freeman of ING U.S. Legal Services at 480-477-2650.

Sincerely,

/s/ William J. Bielefeld

William J. Bielefeld
Dechert LLP

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